UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21561
                                                     ---------

                    OPPENHEIMER PRINCIPAL PROTECTED TRUST III
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2005
                                             -----------------


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                             SHARES              VALUE
-------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--48.0%
-------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y (Cost $36,882,256)                    1,044,231      $  39,357,084


                                                                          PRINCIPAL
                                                                             AMOUNT
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--33.9%
-------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., STRIPS, 4.44%, 2/15/12 1,2  (Cost $27,897,208)    $  36,640,000         27,832,367
-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--18.6% 3
-------------------------------------------------------------------------------------------------------
Undivided interest of 1.21% in joint repurchase agreement
(Principal Amount/Value $1,261,257,000, with a maturity value of
$1,261,395,388) with UBS Warburg LLC, 3.95%, dated 11/30/05, to be repurchased at $15,300,679 on 12/1/05, collateralized by
Federal National Mortgage Assn., 4.50%--6%, 3/1/20--10/1/35, with a value of $1,193,166,527 and Federal Home Loan Mortgage Corp.,
5.50%, 5/1/35, with a value of $95,408,663  (Cost $15,299,000)           15,299,000         15,299,000
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $80,078,464)                                100.5%        82,488,451
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (0.5)          (418,043)
                                                                      ---------------------------------
Net Assets                                                                    100.0%     $  82,070,408
                                                                      =================================

Footnotes to Statement of Investments

1.    Zero coupon bond reflects effective yield on the date of purchase.

2. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $991,300. See accompanying Notes to Quarterly Statement of Investments.

3. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $80,078,464
Federal tax cost of other investments          14,546,500
                                              ------------
Total federal tax cost                        $94,624,964
                                              ============

Gross unrealized appreciation                 $ 2,474,828
Gross unrealized depreciation                    (130,541)
                                              ------------
Net unrealized appreciation                   $ 2,344,287
                                              ============


1        |       OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The allocation of the Fund's assets between the debt portfolio and the equity portfolio will vary over time based upon the Warranty Formula. The formula is intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount.

During the Warranty Period, the Fund will invest a portion of its assets, and in certain circumstances, the Fund may invest all of its assets, in U.S. government securities having maturities approximately equal to the period remaining in the Warranty Period. Long-term debt securities having a remaining maturity in excess of sixty days will be valued at the mean between the "bid" and "asked" prices. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value). Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

The Fund invests the equity portfolio in Class Y shares of Oppenheimer Main Street Fund (the Underlying Fund). The net asset value of the Underlying Fund is determined as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


2        |       OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III

Oppenheimer Principal Protected Main Street Fund III

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

As of November 30, 2005, the Fund had outstanding futures contracts as follows:

                                     EXPIRATION      NUMBER OF             VALUATION AS OF            UNREALIZED
CONTRACT DESCRIPTION                       DATE      CONTRACTS           NOVEMBER 30, 2005          APPRECIATION
----------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 Index             3/16/06             46                $ 14,480,800              $ 65,700


3        |       OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND III


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2005, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Principal Protected Trust III

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: January 18, 2006